SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 96.1%
Communication Services — 2.0%
5,004	Nexstar Media Group, Inc.	$790,482

Consumer Discretionary — 14.6%
1,030	Cavco Industries, Inc.*	459,617
10,630	Cheesecake Factory, Inc. (The)	504,287
2,856	Deckers Outdoor Corp.*	580,025
15,853	G-III Apparel Group Ltd.*	517,125
2,840	Group 1 Automotive, Inc.	1,197,003
3,440	Oxford Industries, Inc.	271,003
12,896	Patrick Industries, Inc.	1,071,400
19,310	Taylor Morrison Home Corp.*	1,181,965
		5,782,425
Consumer Staples — 0.7%
3,090	John B Sanfilippo & Son, Inc.	269,170

Energy — 5.2%
9,640	Cactus, Inc., Class A	562,590
23,626	Magnolia Oil & Gas Corp., Class A	552,376
10,400	Matador Resources Co.	585,104
27,570	Select Water Solutions, Inc.	365,027
		2,065,097
Financials — 15.2%
50,202	Compass Diversified Holdings	1,158,662
7,840	Independent Bank Group, Inc.	475,653
8,820	Pinnacle Financial Partners, Inc.	1,008,920
6,954	Preferred Bank/Los Angeles, CA	600,686
7,320	QCR Holdings, Inc.	590,285
8,500	Stewart Information Services Corp.	573,665
7,620	Wintrust Financial Corp.	950,290
12,770	WSFS Financial Corp.	678,470
		6,036,631
Health Care — 10.4%
19,841	Astrana Health, Inc.*	625,587
11,444	Globus Medical, Inc., Class A*	946,533
11,976	Lantheus Holdings, Inc.*	1,071,373
2,543	Masimo Corp.*	420,358
68,440	MiMedx Group, Inc.*	658,393
1,201	West Pharmaceutical Services, Inc.	393,399
		4,115,643
Industrials — 22.3%
71,355	ACCO Brands Corp.	374,614
8,050	Arcosa, Inc.	778,757

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
3,739	Atkore, Inc.	$312,020
33,540	Barrett Business Services, Inc.	1,456,978
49,310	BrightView Holdings, Inc.*	788,467
14,756	CBIZ, Inc.*	1,207,483
10,641	Columbus McKinnon Corp.	396,271
23,273	Ducommun, Inc.*	1,481,559
13,900	Enerpac Tool Group Corp.	571,151
9,685	Greenbrier Cos., Inc. (The)	590,688
10,610	Insteel Industries, Inc.	286,576
3,690	Terex Corp.	170,552
15,930	Thermon Group Holdings, Inc.*	458,306
		8,873,422
Information Technology — 15.5%
4,623	Ambarella, Inc.*	336,277
12,580	Cohu, Inc.*	335,886
9,890	Crane NXT Co.	575,796
5,920	InterDigital, Inc.	1,146,822
7,274	MKS Instruments, Inc.	759,333
11,180	Napco Security Technologies, Inc.	397,561
3,896	Novanta, Inc.*	595,192
4,341	Onto Innovation, Inc.*	723,515
6,990	PC Connection, Inc.	484,197
15,329	Sapiens International Corp. NV	411,890
9,770	Tenable Holdings, Inc.*	384,743
		6,151,212
Materials — 2.3%
9,261	Koppers Holdings, Inc.	300,056
3,570	Materion Corp.	353,002
19,060	Metallus, Inc.*	269,318
		922,376
Real Estate — 5.1%
11,600	Agree Realty Corp., REIT	817,220
31,390	DiamondRock Hospitality Co., REIT	283,452
2,750	EastGroup Properties, Inc., REIT	441,347
14,738	STAG Industrial, Inc., REIT	498,439
		2,040,458
Utilities — 2.8%
8,620	Southwest Gas Holdings, Inc.	609,520
9,490	Unitil Corp.	514,263
		1,123,783

Total Common Stocks		38,170,699
(Cost $24,390,052)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
Exchange Traded Funds — 2.2%
168	iShares Russell 2000 Index Fund	$37,121
9,440	SPDR S&P Biotech ETF	850,167

Total Exchange Traded Funds		887,288
(Cost $1,136,625)

Investment Company — 1.7%
656,471	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	656,471

Total Investment Company		656,471
(Cost $656,471)

Total Investments		$39,714,458
(Cost $26,183,148) — 100.0%
Other assets in excess of liabilities — 0.0%		7,334
NET ASSETS — 100.0%		$39,721,792

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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